Deposits, Prepayments and Deferred Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deposits, Prepayments and Deferred Expenses
1 6 .	DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

	As of June 30, 2023	As of December 31, 2022
(In thousands of US$)	US$	US$
Deferred directors and officers insurance expenses	1,093	—
Other prepayments	895	624
Value-Added Tax recoverable	507	547
Payment in advance to suppliers	250	—
Deposits	14	5

	2,759	1,176

18.	DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

	As of December 31,
	2021	2022
	US$	US$
Other prepayments	1,554	624
Deferred share issue costs (note)	2,255	—
Prepayments for other expense (note)	443	—
Value-Added Tax recoverable	449	547
Deposits	120	5
Payment in advance to suppliers	6	—

	4,827	1,176

Note:	The deferred share issue costs and prepayments for other expense were related to a public offering application pursuing in other capital market which has been suspended in 2022.